Supplementary Financial Statement Information (Details) - Schedule of changes in deferred revenues relating to goods - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Changes in Deferred Revenues Relating To Goods [Abstract]
Balance at beginning of year	$ (32)	$ (207)	$ (942)
Contract liability recognized during the period		(32)	(270)
Revenue recognized during the period	32	207	1,005
Balance at end of year		(32)	(207)
Contract liability presented in current liabilities		(32)	(207)
Contract liability presented in non-current liabilities